As filed with the Securities and Exchange Commission on April 29, 1997

                             Securities Act Registration No. 333-9153
                     Investment Company Act Registration No. 811-7737


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          x
                         Post-Effective Amendment No. 2                     x


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      x
                            Amendment No. 3                                 x

                        (Check appropriate box or boxes)

                               THE PURISIMA FUNDS
               (Exact Name of Registrant as Specified in Charter)

                            13100 SKYLINE BOULEVARD
                        WOODSIDE, CALIFORNIA  94062-4547
                    (Address of Principal Executive Offices)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (415) 851-7925

                              KENNETH L. FISHER
                            13100 Skyline Boulevard.
                        Woodside, California  94062-4547
                     (Name and Address of Agent for Service)


                                    Copy to:
                               David Hearth, Esq.
                        Heller Ehrman White & McAuliffe
                                333 Bush Street
                     San Francisco, California  94104-2878

  Registrant has registered an indefinite number of shares of its common stock under The Securities Act of 1933 and will file its required Rule 24f-2 Notice for Registrant's fiscal year ending August 31, 1997 prior to November 30, 1997.

  It is proposed that this filing will become effective:

     ( X )      immediately upon filing pursuant to paragraph (b)
     (   )                    on (date) pursuant to paragraph (b)
     (   )      60 days after filing pursuant to paragraph (a)(i)
     (   )                 on (date) pursuant to paragraph (a)(i)
     ( ) 75 days after filing pursuant to paragraph (a)(ii) ( ) on (date) pursuant to paragraph (a)(ii) of Rule 485.

  If appropriate, check the following box:

     (   ) this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.



                               THE PURISIMA FUNDS

                             CROSS REFERENCE SHEET

     (Pursuant to Rule 481 showing the location in the Prospectus and the Statement of Additional Information of the responses to the Items of Parts A and B of Form N-1A).

                                        Caption or Subheading in Prospectus or
Item No. on Form N-1A                   Statement of Additional Information
---------------------                   --------------------------------------

1.   Cover Page                          Cover Page

2.   Synopsis                            Expense Summary

3.   Condensed Financial Information     Financial Highlights

4.   General Description of Registrant   The Purisima Funds; Investment
                                         Objective; Investment Policies and
                                         Risk Considerations; Investment
                                         Limitations

5.   Management of the Fund              Management; Transfer and Dividend
                                         Disbursing Agent, Custodian and
                                         Independent Accountants

5A.  Management's Discussion of Fund     <F1>
     Performance

6.   Capital Stock and Other Securities  Capital Structure; Dividends and
                                         Distributions; Taxes; Shareholder
                                         Reports and Information

7.   Purchase of Securities Being        How to Purchase Shares; Pricing of
     Offered                             Fund Shares; How to Exchange Shares;
                                         Retirement Plans; Service and
                                         Distribution Plan

8.   Redemption or Repurchase            How to Redeem Shares; Pricing of Fund
                                         Shares; How to Exchange Shares

9.   Legal Proceedings                   <F1>

PART B-INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION
------------------------------------------------------------------

10.  Cover Page                          Cover Page

11.  Table of Contents                   Table of Contents

12.  General Information and History     <F2>

13.  Investment Objectives and Policies  Additional Investment Information;
                                         Investment Restrictions

14.  Management of the Fund              Additional Trust Information

15.  Control Persons and Principal       Additional Trust Information
     Holders of Securities

16.  Investment Advisory and Other       Additional Trust Information
     Services

17.  Brokerage Allocation and Other      Portfolio Transactions and Brokerage
     Policies

18.  Capital Stock and Other Securities  Description of Shares

19.  Purchase, Redemption and Pricing    Included in the Prospectus under the
     of Securities Being Offered         heading "How to Purchase Shares,"
                                         "Pricing of Fund Shares," "How to
                                         Exchange Shares" and "How to Redeem
                                         Shares" and in the Statement of
                                         Additional Information under the
                                         headings "Individual Retirement
                                         Accounts"

20.  Tax Status                          Included in the Prospectus under the
                                         headings "Taxes" and "Dividends and
                                         Distributions" and in the Statement
                                         of Additional Information under the
                                         heading "Taxes" and "Additional
                                         Investment Information"

21.  Underwriters                        <F1>

22.  Calculation of Performance Data     Included in the Prospectus under the
                                         heading "Fund Performance" and in
                                         the Statement of Additional
                                         Information under the heading
                                         "Performance Information"

23.  Financial Statements                Financial Statements

----------------------
<F1> Answer negative or inapplicable
<F2> Complete answer to Item is contained in the Prospectus




The Prospectus for the Purisima Total Return Fund dated October 25, 1996 is incorporated herein by reference to the Prospectus filed pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission on November 5, 1996. The Supplement dated January 1, 1997 to the Prospectus dated October 25, 1996 for the Purisima Total Return Fund is incorporated herein by reference to the Supplement dated January 1, 1997 filed pursuant to Rule 497 under the Securities Act of 1933, as amended, with the Securities and Exchange Commission. The Supplement dated April 28, 1997 to the Prospectus for the Purisima Total Return Fund and the Statement of Additional Information thereto dated April 28, 1997 are incorporated herein by reference to Post-Effective Amendment No. 1 filed with the Securities and Exchange Commission on April 28, 1997.








                                     PART C

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.
         ---------------------------------

     A. FINANCIAL STATEMENTS (ALL INCLUDED IN PART B)*:
            The following financial statement has been audited and is included in Part B:
                Report of Independent Accountants.
                Statement of Assets and Liabilities as of September 19, 1996. Notes to Financial Statement.

            The following unaudited financial statements for the Fund are included in Part B:
               1.  Schedule of Investments as of February 28, 1997
               2.  Statement of Assets and Liabilities as of February 28, 1997
               3.  Statement of Operations for the period ended February 28,
                   1997
               4. Statement of Changes in Net Assets for the period ended February 28, 1997
               5.  Financial Highlights for the period ended February 28, 1997
               6.  Notes to Financial Statements


     B. EXHIBITS



            1.1 Certificate of Trust (Incorporated by reference to Exhibit 1.1 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            1.2 Registrant's Agreement and Declaration of Trust (Incorporated by reference to Exhibit 1.2 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            2. Registrant's By-Laws (Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            3.   None.

            4.   None.

            5. Investment Management Agreement by and between Registrant on behalf of the Fund and Fisher Investments, Inc. (Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            6.1 Distribution Agreement by and between Registrant and Sunstone Financial Group, Inc. (Incorporated by reference to Exhibit 6 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A) (superseded).

            6.2 Distribution Agreement by and between Registrant and Sunstone Distribution Services, LLC (Incorporated by reference to
                 Exhibit 6.2 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            7.   None.

            8. Custodian Agreement by and between Registrant and UMB Bank, N.A. (Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            9.1 Administration and Fund Accounting Agreement by and between Registrant and Sunstone Financial Group, Inc (Incorporated by reference to Exhibit 9.1 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            9.2 Transfer Agency Agreement by and between Registrant and Sunstone Investor Services, LLC (Incorporated by reference to
                 Exhibit 9.2 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            10. Legal Opinion of Heller Ehrman White & McAuliffe, counsel for Registrant (Incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            11.  Consent of Independent Accountants.

            12.  None.

            13.1 Subscription Agreement (Incorporated by reference to Exhibit
                 13.1 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            13.2 Organizational Expense Agreement (Incorporated by reference to
                 Exhibit 13.2 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            14. Individual Retirement Custodial Account Agreement and Disclosure Statement (Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            15. Registrant's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            16. Computation of Performance Figures (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            17.  Financial Data Schedules (Incorporated by reference to
                 Exhibit 17 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            18.  None.



ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
         -------------------------------------------------------------

     Registrant neither controls any person nor is under common control with any other person.


ITEM 26. NUMBER OF HOLDERS OF SECURITIES.
         -------------------------------

                                              Number of Record
        Title of Class                Holders as of March 31, 1997
        --------------                --------------------------------

  Purisima Total Return Fund                         26
        $0.01 Par Value



ITEM 27. INDEMNIFICATION.
         ---------------

     Registrant's Board of Trustees has adopted the following By-law provisions which are in full force and effect and have not been modified or cancelled:


                                   ARTICLE VI
                      INDEMNIFICATION OF TRUSTEES OFFICERS
                           EMPLOYEES AND OTHER AGENTS

     Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of the Trust or is or was serving at the request of the Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation that was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes, without limitation, attorney's fees and any expenses of establishing a right to indemnification under this Article.

     Section 2. ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed: (a) in the case of conduct in his or her official capacity as a Trustee of the Trust, that his or her conduct was in the Trust's best interests, and (b) in all other cases, that his or her conduct was at least not opposed to the Trust's best interests, and (c) in the case of a criminal proceeding that he or she had no reasonable cause to believe the conduct of that person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interest of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     Section 3. ACTIONS BY THE TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

  (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him or her, whether or not the benefit resulted from an action taken in the person's official capacity; or

  (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

  (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action that is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

  Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that, based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

  Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

  (a) a majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

  (b) a written opinion by an independent legal counsel.

  Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i) security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts, that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must conform to the standards set forth in Section 6 of this Article for determining that the indemnification is permissible.

  Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of the Trust or any subsidiary hereof may be entitled by contract or otherwise.

  Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

  (a) that it would be inconsistent with a provision of the Trust's Agreement and Declaration of Trust, a resolution of the shareholders of the Trust, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

  (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of the Trust to purchase such insurance, the Trust shall purchase and maintain insurance on behalf of any agent of the Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that the Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Trust's Agreement and Declaration of Trust.

  Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article VI does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of the Trust as defined in Section 1 of this Article VI. Nothing contained in this Article VI shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article VI.

  Insofar as indemnification for liability rising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Section 11 of the Investment Management Agreement between the Registrant and the Adviser provides for indemnification of the Adviser in connection with certain claims and liabilities to which the Adviser, in its capacity as the Registrant's investment adviser, may be subject. A copy of the Investment Management Agreement is incorporated by reference as Exhibit 5.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
         ----------------------------------------------------

Fisher Investments, Inc., Registrant's investment adviser, provides investment advisory services for large corporations, pension plans, endowments, foundations, governmental agencies and individuals. Set forth below is additional biograhpical information and a description of any company with which the officers and directors of Fisher Investments, Inc. have been engaged at any time since June 1, 1994 in the capacity of director, officer, employee, partner or trustee:

Kenneth L. Fisher is the Chief Executive Officer of Fisher Investments, Inc. and Chairman of its Investment Policy Committee. Mr. Fisher makes investment policy and tactical investment decisions. Since July 1984, Mr. Fisher has written a monthly column for Forbes magazine. Mr. Fisher has operated the Adviser (including its predecessor) since 1979.

Jeffrey L. Silk is the Director of Operations, Senior Vice President and member of the Investment Policy Committee of Fisher Investments, Inc. He is responsible for overseeing the day to day activities of the trading and operations group as well as development of statistical databases used for screening equity and fixed income securities. He has been employed by the Adviser since 1983.

Sherrilyn A. Fisher is Senior Vice President and Corporate Secretary of the Adviser. Her chief responsibilities are the overview of all activities involving maintenance of the office and its facilities. Ms. Fisher has been employed by the Adviser since 1984.


ITEM 29. PRINCIPAL UNDERWRITERS.
         ----------------------

     (a) Sunstone Distribution Services, LLC currently serves as distributor of the shares of The Northern Funds, The Haven Capital Management Trust, First Omaha Funds, Inc., The Garzarelli Funds, and Van Wagoner Funds, Inc.

     (b) To the best of Registrant's knowledge, the executive officers of Sunstone Distribution Services, LLC, distributor for Registrant, are as follows:


NAME AND PRINCIPAL   POSITIONS AND OFFICES WITH       POSITIONS AND OFFICES
BUSINESS ADDRESS     SUNSTONE FINANCIAL GROUP, INC.   WITH REGISTRANT
------------------   ------------------------------   ---------------------

Miriam M. Allison     President and Director           None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Daniel S. Allison     Secretary and Director           None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Mary M. Tenwinkel     Senior Vice President            None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS.
         --------------------------------

     All accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the Registrant, at Registrant's corporate offices, except (1) records held and maintained by relating to its functions as custodian and (2) records held and maintained by Sunstone Financial Group, Inc. and Sunstone Investor Services, LLC, 207 East Buffalo Street, Suite 400, Milwaukee, Wisconsin, 53202, relating to its functions as administrator, fund accountant and transfer agent.


ITEM 31. MANAGEMENT SERVICES.
         -------------------

     All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.


ITEM 32. UNDERTAKINGS.
         ------------

     (a) Registrant undertakes to provide its Annual Report upon request without charge to any recipient of a Prospectus.





                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Woodside, State of California, on the 28th day of April, 1997.

                         THE PURISIMA FUNDS
                         (Registrant)

                         By: /s/ Kenneth L. Fisher
                             ---------------------
                             Kenneth L. Fisher
                             President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement on Form N-1A has been signed below by the following person in the capacities and on the date indicated.


Name                                Title                       Date
----                                -----                       ----

/s/Kenneth L. Fisher      President; Trustee (principal      April 28, 1997
   --------------------   executive officer; principal
   Kenneth L. Fisher      financial and accounting officer)

/s/Bryan F. Morse         Trustee                            April 29, 1997
   --------------------
   Bryan F. Morse

                          Trustee                            April __, 1997
   --------------------
   Grover T. Wickersham

/s/Pierson E. Clair, III  Trustee                            April 29, 1997
   ---------------------
   Pierson E. Clair, III





                                 EXHIBIT INDEX

            1.1 Certificate of Trust (Incorporated by reference to Exhibit 1.1 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            1.2 Registrant's Agreement and Declaration of Trust (Incorporated by reference to Exhibit 1.2 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            2. Registrant's By-Laws (Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            3.   None.

            4.   None.

            5. Investment Management Agreement by and between Registrant on behalf of the Fund and Fisher Investments, Inc. (Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            6.1 Distribution Agreement by and between Registrant and Sunstone Financial Group, Inc. (Incorporated by reference to Exhibit 6 to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A) (superseded).

            6.2 Distribution Agreement by and between Registrant and Sunstone Distribution Services, LLC (Incorporated by reference to
                 Exhibit 6.2 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            7.   None.

            8. Custodian Agreement by and between Registrant and UMB Bank, N.A. (Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            9.1 Administration and Fund Accounting Agreement by and between Registrant and Sunstone Financial Group, Inc (Incorporated by reference to Exhibit 9.1 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            9.2 Transfer Agency Agreement by and between Registrant and Sunstone Investor Services, LLC (Incorporated by reference to
                 Exhibit 9.2 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            10. Legal Opinion of Heller Ehrman White & McAuliffe, counsel for Registrant (Incorporated by reference to Exhibit 10 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            11.  Consent of Independent Accountants.

            12.  None.

            13.1 Subscription Agreement (Incorporated by reference to Exhibit
                 13.1 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            13.2 Organizational Expense Agreement (Incorporated by reference to
                 Exhibit 13.2 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            14. Individual Retirement Custodial Account Agreement and Disclosure Statement (Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            15. Registrant's Service and Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 (Incorporated by reference to Exhibit 15 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            16. Computation of Performance Figures (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            17.  Financial Data Schedules (Incorporated by reference to
                 Exhibit 17 to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A).

            18.  None.